Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Vanguard Variable Insurance Funds
Prospectus Date	rr_ProspectusDate	Apr. 29, 2025
Total International Stock Market Index Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index (the Index), a float-adjusted market-capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes approximately 8,353 stocks of companies located in over 47 markets. As of December 31, 2024, the largest markets covered in the Index were Japan, the United Kingdom, China, Canada, India, and France (which made up approximately 16%, 9%, 8%, 8%, 6%, and 6%, respectively, of the Index’s market capitalization). The Portfolio obtains its exposure to the stocks in the Index by investing all, or substantially all, of its assets in a mix of Vanguard equity index funds (underlying funds). The Portfolio’s allocations to the underlying funds will change over time as the composition of the Index changes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. Although the Portfolio seeks to track the Index, its performance typically can be expected to fall short by a small percentage representing operating costs of the underlying funds. The Portfolio is subject to the following risks through its investments in the underlying funds, which could affect the Portfolio’s performance:• Special risks of investing in China. The Portfolio’s investments in companies or issuers economically tied to China are subject to the country/regional, emerging markets, and currency risks described above, in addition to unique risks. Investments economically tied to China are associated with considerable degrees of social and humanitarian, legal, regulatory, political, and economic uncertainty. Risks described above may be more pronounced for the Portfolio. All of these factors, among others, could have negative impacts on the Portfolio. For example, the Portfolio may not be able to access its desired amount of shares of companies incorporated in China that trade on the Shanghai and Shenzhen Stock Exchanges (A-shares) and/or the Hong Kong Stock Exchange (H-shares), which may cause the Portfolio to miss out on desirable investment opportunities. Investments economically tied to China may be (or become in the future) restricted or sanctioned by the U.S. government or another government, which could cause these securities to decline in value or become less liquid. If the Portfolio’s holdings become impacted by restrictions or sanctions, the Portfolio may incur losses. Additionally, the Portfolio may gain exposure to certain companies in China through legal structures known as variable interest entities (VIEs), which provide exposure to Chinese companies through contractual arrangements instead of equity ownership. Investing through a VIE does not offer the same level of investor protection as direct ownership and is subject to risks including breach of the contractual arrangements, difficulty in enforcing the contractual arrangements outside of the U.S., and intervention by the U.S. government. These risks could significantly affect a VIE’s market value, which in turn could impact the Portfolio’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and another comparative index, which have investment characteristics similar to those of the Portfolio. FTSE Global All Cap ex US Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI ACWI ex USA Index returns are adjusted for withholding taxes. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and another comparative index, which have investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Total International Stock Market Index Portfolio
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Total International Stock Market Index Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio could lose money over short or long periods of time.
Total International Stock Market Index Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Total International Stock Market Index Portfolio | Stock Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. In addition, the Portfolio’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Portfolio to proportionately higher exposure to the risks of that sector.
Total International Stock Market Index Portfolio | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Investment style risk, which is the chance that returns from non-U.S. small- and mid-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.
Total International Stock Market Index Portfolio | Country Regional Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the underlying funds may invest a large portion of their assets in securities of companies located in any one country or region, the Portfolio’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.
Total International Stock Market Index Portfolio | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.
Total International Stock Market Index Portfolio | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting, and recordkeeping systems; and greater political, social, and economic instability than developed markets.
Total International Stock Market Index Portfolio | index-related Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Index-related risks. The Portfolio is subject to risks associated with index investing, which include passive management risk, tracking error risk, and index provider risk. Passive management risk is the chance that the Portfolio’s use of an indexing strategy will negatively impact the Portfolio’s performance. Because the Portfolio seeks to track the performance of its target index regardless of how that index is performing, the Portfolio’s performance may be lower than it would be if the Portfolio were actively managed. Tracking error risk is the chance that the Portfolio’s performance will deviate from the performance of its target index. Tracking error risk may be heightened during times of increased market volatility or under other unusual market conditions. Index provider risk is the chance that the Portfolio will be negatively impacted by changes or errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Portfolio and, as a result, the Portfolio’s shareholders.
Total International Stock Market Index Portfolio | Underlying Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Underlying fund risk. Because the Portfolio invests substantially all of its assets in underlying Vanguard funds, it is subject to underlying fund risk. This means that the Portfolio is exposed to all of the risks associated with the investment strategies and policies of the underlying Vanguard funds, including the risk that the underlying funds will not meet their investment objectives.
Total International Stock Market Index Portfolio | Total International Stock Market Index Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.08%	[1]
1 Year	rr_ExpenseExampleYear01	$ 8
3 Years	rr_ExpenseExampleYear03	26
5 Years	rr_ExpenseExampleYear05	45
10 Years	rr_ExpenseExampleYear10	$ 103
2018	rr_AnnualReturn2018	(14.62%)
2019	rr_AnnualReturn2019	21.55%
2020	rr_AnnualReturn2020	11.18%
2021	rr_AnnualReturn2021	8.53%
Annual Return 2022	rr_AnnualReturn2022	(16.01%)
2023	rr_AnnualReturn2023	15.54%
2024	rr_AnnualReturn2024	5.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.33%)
1 Year	rr_AverageAnnualReturnYear01	5.06%
5 Years	rr_AverageAnnualReturnYear05	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2017
Total International Stock Market Index Portfolio | MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Total International Stock Market Index Portfolio | FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%

[1]	The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.